Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Employee Benefit Expenses [Abstract]
Employee benefit expenses	¥ 2,253	$ 327	¥ 1,724